COMMON STOCK (Details) - shares	Nov. 30, 2016	Aug. 31, 2016
COMMON STOCK DETAILS
Authorized common shares	1,500,000,000
Issued and outstanding common shares	691,436,688	514,198,069
Company increased authorized common shares to 700,000,000 shares from	1,500,000,000
Company's directors grant up to stock options	5,000,000
Exercise price for the stock options must be no less than percent of fair market value	100.00%
Options have been granted	0